SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 677,042	$ 555,321
Finished goods	1,051,947	1,189,131
Inventory valuation allowance	(6,869)	(147,960)
Total inventory, net	$ 1,722,120	$ 1,596,492